FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Deferred Costs, Current	$ 2,014,599
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost	30,100,000	$ 150,000
Deferred Costs, Current	$ 20,200,000
Debt Instrument, Unamortized Discount		$ 15,607